Schedule of Reconciliation Investments Fair Value (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Loans granted to related parties note 21	$ 62,226	$ 62,226	$ 166,348
Convertible note in ASRA Minerals Limited	125,000	250,000
Total	2,250,018	1,738,137	3,963,791
Opening balance	1,425,911	3,797,443	2,734,349
Closing fair value	1,100,265	1,425,911	3,797,443
Asra minerals limited [member]
IfrsStatementLineItems [Line Items]
Investment at fair value	894,378	1,220,024	3,797,443
Alaska asia clean energy corp [member]
IfrsStatementLineItems [Line Items]
Investment at fair value	205,887	205,887
Loans granted to related parties note 21	962,527
Addition		205,887
Aara minerals shares [member]
IfrsStatementLineItems [Line Items]
Addition	125,000		495,590
Disposal			(238,927)
Gain on disposal			232,596
Movement in fair value	(404,138)	(2,112,330)	62,238
Asra Minerals Shares [Member]
IfrsStatementLineItems [Line Items]
Addition			46,509
Aara Minerals Asrob Options [Member]
IfrsStatementLineItems [Line Items]
Movement in fair value	(46,508)	(465,089)	$ 465,088
A X 8 [Member]
IfrsStatementLineItems [Line Items]
Addition	51,464
Disposal	$ (51,464)